Fair Value Measurements - Additional Information (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Transfer between level 1 and level 2 securities	$ 0	$ 0
Guarantee liability in other current liabilities	$ 1,200,000